Overview (Tables)	12 Months Ended
Jun. 30, 2026
Overview [Abstract]
Schedule Details of Subsidiaries

a) The details of its subsidiaries are as follows:

		Percentage of effective ownership
Name of subsidiary		held by the Company
(Country of incorporation and principal place of business)	Principal activities	June 30, 2025	June 30, 2026

TEM SP Limited	Investment holding	100%	100%
(British Virgin Islands)
Linkers Asia Pacific Limited	Investment holding	N/A	100%
(British Virgin Islands)
TEM Electronics (M) Sdn Bhd (Malaysia)	Manufacturing of connectors, assemblies and wire harness	100%	100%

Schedule of Details of Associate

b) The details of its associate is as follows:

Percentage of effective ownership
Name of associate		held by the Company
(Country of incorporation and principal place of business)	Principal activities	June 30, 2025	June 30, 2026

LPW Electronics Co Ltd	Manufacturing of connectors,	N/A	49%
(Thailand)	assemblies and wire harness